Stockholder's Equity (Details 3) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants
Number of warrants - beginning balance	3,800,003
Number of warrants - issued	14,837,000	3,800,003
Number of warrants - exercised
Number of warrants - cancelled
Number of warrants - ending balance	18,637,003	3,800,003
Number of warrants - exercisable	18,637,003
Weighted Average Exercise Price
Weighted average price per share - beginning balance	$ 11.50
Weighted average price per share - issued	11.50
Weighted average price per share - exercised
Weighted average price per share - cancelled or expired
Weighted average price per share - ending balance	11.50	$ 11.50
Weighted average price per share - exercisable	$ 11.50
Weighted Average Remaining Life in Years
Weighted average remaining term years outstanding	4 years 7 months 6 days
Weighted average remaining term years exercisable	4 years 7 months 6 days
Intrinsic Value
Intrinsic value outstanding
Intrinsic value exercisable